Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 3,322,067	$ 2,980,460
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(1,016,896)	(827,271)
Property, Plant and Equipment, Net	2,305,171	2,153,189
Depreciation	201,200	187,100	$ 114,700
Refining Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,348,663	2,217,013
Pipelines [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	533,040	369,080
Retail Site [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	328,419	288,338
Gas, Transmission and Distribution Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	61,133	57,158
Corporate and Other [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	50,812	48,871
Northern Tier Energy LP [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 78,700	$ 76,500	$ 10,700